Property, equipment and software, net (Tables)	12 Months Ended
Dec. 31, 2017
Property, equipment and software, net
Property, equipment and software, net
	As of December 31,
	2016	2017
	RMB	RMB
Equipment	41,535	44,370
Leasehold improvements	32,731	28,299
Servers	36,135	36,896
Office furniture, vehicles and logistics equipment	19,612	20,999
Portable power banks and charging boxes	-	383,031
Software	8,909	9,157
Building	-	118,276
Total	138,922	641,028
Less: Accumulated depreciation	(85,320)	(124,446)
Net book value	53,602	516,582